REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2022
C T G 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTG01
Tecnology	TG
Power	100 MW
Applicable regime	Energy Plus Res. No. 1,281/06
C T G 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV11
Tecnology	TV
Power	≤100 MW
Applicable regime	Resolution No. 826/22
C T G 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV12
Tecnology	TV
Power	≤100 MW
Applicable regime	Resolution No. 826/22
C T G 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GUEMTV13
Tecnology	TV
Power	>100 MW
Applicable regime	Resolution No. 826/22
Piquirenda 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PIQIDI 01-10
Tecnology	MCI
Power	30 MW
Applicable regime	Resolution No. 826/22
C P B 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLATV29
Tecnology	TV
Power	>100 MW
Applicable regime	Resolution No. 826/22
C P B 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLATV30
Tecnology	TV
Power	>100 MW
Applicable regime	Resolution No. 826/22
C T Ing White 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BBLMD01-06
Tecnology	MCI
Power	100 MW
Applicable regime	Resolution No. 21/16
C T L L 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG01/TG02/TG03/TV01
Tecnology	CC
Power	>150 MW
Applicable regime	Resolution No. 826/22
C T L L 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG04
Tecnology	TG
Power	105 MW
Applicable regime	Res. No 220/07 (75%)
C T L L 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLATG05
Tecnology	TG
Power	105 MW
Applicable regime	Resolution No. 21/16
C T L L 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LDLMDI01
Tecnology	MCI
Power	15 MW
Applicable regime	Resolution No. 826/22
C T G E B A 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG01/TG02/TV01
Tecnology	CC
Power	>150 MW
Applicable regime	Resolution No. 826/22
C T G E B A 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG03
Tecnology	TG
Power	169 MW
Applicable regime	Energy Plus Res. No. 1,281/06
C T G E B A 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	GEBATG03/TG04/TV02
Tecnology	CC
Power	400 MW
Applicable regime	Resolution No. 287/17
Ecoenergia 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	CERITV01
Tecnology	TV
Power	14 MW
Applicable regime	Energy Plus Res. N° 1,281/06
C T Parque Pilar 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PILBD01-06
Tecnology	MCI
Power	100 MW
Applicable regime	Resolution No. 21/16
C T B 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	EBARTG01 - TG02
Tecnology	TG
Power	>50 MW
Applicable regime	Resolution No. 826/22
H I D I S A 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	AGUA DEL TORO
Tecnology	HI
Power	HI – Media 120<P≤300
Applicable regime	Resolution No. 826/22
H I D I S A 2 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	EL TIGRE
Tecnology	HR
Power	Renewable ≤ 50
Applicable regime	Resolution No. 826/22
H I D I S A 3 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	LOS REYUNOS
Tecnology	HB
Power	HB – Media 120<P≤300
Applicable regime	Resolution No. 826/22
H I D I S A 4 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	NIHUIL I - II - III
Tecnology	HI
Power	HI – Small 50<P≤120
Applicable regime	Resolution No. 826/22
H P P L 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PPLEHI
Tecnology	HI
Power	HI – Media 120<P≤300
Applicable regime	Resolution No. 826/22
P E M Cebreiro 1 [Member]
IfrsStatementLineItems [Line Items]
Generating unit	CORTEO
Tecnology	Wind
Power	100 MW
Applicable regime	Renovar
P E P E I I [Member]
IfrsStatementLineItems [Line Items]
Generating unit	PAMEEO
Tecnology	Wind
Power	53 MW
Applicable regime	MATER Res. No. 281/17
P E P E I I I [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BAHIEO
Tecnology	Wind
Power	53 MW
Applicable regime	MATER Res. No. 281/17
P E P E I V [Member]
IfrsStatementLineItems [Line Items]
Generating unit	BAHIEO
Tecnology	Wind
Power	18 MW
Applicable regime	MATER Res. No. 281/17
P E Arauco [Member]
IfrsStatementLineItems [Line Items]
Generating unit	AR21EO
Tecnology	Wind
Power	99.75 MW
Applicable regime	Renovar